Notes Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Summary of Notes Receivable
The Company has unsecured notes receivable from related parties, certain non-executive
officers of the Company and an unrelated third party. The following is a summary of these notes receivable (in thousands):

	September 30, 2021	December 31, 2020
Officers, employees and affiliated entities—Interest accrues annually at rates ranging from 3.25%—5.5%. The notes receivable mature through December 2021.	$2,393	$2,479
Unrelated third party—Currently no interest is being accrued on this note. The note receivable matures in December 2023.	903	903

Total:	3,296	3,382
Less: current portion
Officers, employees and affiliates	(1,120)	(1,182)
Unrelated third party	—	—

Noncurrent portion	$2,176	$2,200

The following is a summary of these notes receivable (in thousands):

	December 31, 2019	December 31, 2020
Officers, employees and affiliated entities - Interest accrues annually at rates ranging from 3.5% - 15.0%. The notes receivable ma ture through December 2021 .	$8,995	$2,479
Unrelated third party - Interest accrues annually at an interest rate of 18.0%. The note receivable matures in December 2023 .	904	903

Total	9,899	3,382
Less: current portion
Officers, employees and affiliates	(525)	(1,182)
Unrelated third party	(904)	(—)
Noncurrent portion	$8,470	$2,200